Segment and Geographical Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographical Information
Segment and Geographical Information

The Company has determined that it operates in a single operating and reportable segment.

The following table presents total external revenues by geographic location, based on the location of the Company’s merchants.

	2016		2015
	Amount $	%	Amount $	%
Canada	26,893	6.9%	14,691	7.2%
United States	284,095	72.9%	144,748	70.5%
United Kingdom	25,958	6.7%	15,436	7.5%
Australia	18,163	4.7%	10,531	5.1%
Rest of World	34,221	8.8%	19,827	9.7%
	389,330	100.0%	205,233	100.0%

The following table presents the total net book value the Company’s long-lived physical assets by geographic location.

	2016		2015
	Amount $	%	Amount $	%
Canada	33,863	74.1%	25,886	78.3%
United States	11,689	25.5%	7,162	21.7%
Rest of World	167	0.4%	—	—%
	45,719	100.0%	33,048	100.0%